Contents of Significant Accounts - Business Combinations - Additional Information (Detail) $ in Millions, ¥ in Billions		12 Months Ended
	Oct. 01, 2019 TWD ($)	Dec. 31, 2019 TWD ($)	Oct. 01, 2019 JPY (¥)
MIE FUJITSU SEMICONDUCTOR LIMITED (MIFS) [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired			84.10%
Percentage of equity interest previously held			15.90%
Cash Consideration of Business Combination | ¥			¥ 54.4
UNITED SEMICONDUCTOR JAPAN CO LTD (USJC) [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest previously held			15.90%
Gain (loss) on disposal of equity method	$ (375)
Operating Revenue of Business acquisition		$ 4,277
Profit before tax From operations		305
Operating Revenue of Business acquisition		160,767
Profit before tax From operations		$ 5,606